ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Accrued expenses and other current liabilities	$ 441,046	$ 571,662	$ 1,310,945
Accrued Commissions Bonuses [Member]
Accrued expenses and other current liabilities		109,000	852,000
Paid Time Off [Member]
Accrued expenses and other current liabilities		265,000	268,000
Other Accrued Expenses [Member]
Accrued expenses and other current liabilities		$ 198,000	$ 191,000